Subsequent events	12 Months Ended
Jan. 31, 2019
Subsequent Events [Abstract]
Subsequent events

17. Subsequent events

On February 28, 2019, the Company entered into an amended and restated loan and security agreement. See Note 5.

On March 25, 2019, the Board of Directors approved an increase in the number of shares authorized for issuance under the 2018 Stock Option Plan to 3,048,490. Additionally, the Company issued 390,794 restricted stock units to employees and directors that vest based on both a time-based condition and a performance-based condition. Pursuant to the time-based condition, 10% of the restricted stock units vest after one year, 20% vest after two years, 30% vest after three years and 40% vest after four years. The performance-based condition is based on a sale of the Company or an IPO, as defined. The restricted stock units expire in March 2026. The Company also issued options to purchase 962,596 shares of common stock to employees and directors at an exercise price of $8.03 per share. The options vest 25% per year over a four year period and expire in March 2029.

The Company has evaluated subsequent events from the balance sheet date through April 17, 2019, the date at which the financial statements were available to be issued, and determined there are no other items requiring disclosure.